Commitments	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
COMMITMENTS

NOTE 29. COMMITMENTS

(a)	Non-cancellable operating leases

The Group had total future minimum lease payments for rent office under non-cancellable leases falling due as follows:

	Consolidated
	2022	2021
	A$	A$
Within one year	19,925	9,113
In the second to fifth years, inclusive	13,283	-

	33,208	9,113

(b)	License Agreement with Versitech Limited

In the prior year in 2021, a then subsidiary of the Company held a license agreement with Versitech Limited in respect to the sharing of income arising from the intellectual property rights in the video encoding and transmission worldwide where certain royalty fee and sublicense fees were to be paid under certain conditions. During the year 2021, there was no royalty and sublicense fee paid or payable to Veritech. On December 8, 2021, the Group disposed the subsidiary holding this license agreement.

(c)	Capital commitments

As of December 31, 2022 the Group had no capital commitment. In the prior year as of December 31, 2021, the Group had capital commitment for purchasing lamination productions lines of A$16,040,885 (approximately US$11,350,000).